Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net loss attributable to common stock-basic and diluted	$ (4,165,108)	$ (3,486,053)	$ (8,665,380)	$ (7,251,175)	$ (14,406,262)	$ (15,468,502)
Weighted average shares-basic	541,836	129,193	444,474	129,127	137,074	128,822
Weighted average shares-diluted	541,836	129,193	444,474	129,127	137,074	128,822
Net loss per share attributable to common stock-basic	$ (7.69)	$ (26.98)	$ (19.50)	$ (56.16)	$ (105.10)	$ (111.83)
Net loss per share attributable to common stock-diluted	$ (7.69)	$ (26.98)	$ (19.50)	$ (56.16)	$ (105.10)	$ (111.83)